Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
AMG Frontier Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Frontier Small Cap Growth Fund (formerly Managers Frontier Small Cap Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG Frontier Small Cap Growth Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.37%, 0.37% and 0.12%, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of U.S. small-capitalization companies. Frontier Capital Management Co., LLC, (“Frontier” or the “Subadvisor”) the Subadvisor of the Fund, generally considers a company to be a small-capitalization company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small Cap Total Stock Market Index. As of May 31, 2013, the date of the latest reconstitution of the Russell 2000® Index, the range of market capitalizations was $129 million to $3.3 billion. As of September 23, 2013, the date of the last rebalancing of the Dow Jones U.S. Small Cap Total Stock Market Index, the range of market capitalizations was $25 million to $5.5 billion. As of December 31, 2013, the date of the last rebalancing of the S&P SmallCap 600 Index, the range of market capitalizations was $134 million to $4.6 billion. These figures may fluctuate as market conditions change and during periods of increased market volatility. The Fund may retain securities that it already has purchased even if the company drops below or outgrows the capitalization range. The Fund primarily invests in common stocks and may invest in stocks that are traded in the over-the-counter (OTC) market.

		Frontier utilizes and draws support from its entire team of investment professionals to identify opportunities and conduct fundamental research. Through fundamental bottom-up research Frontier seeks long-term capital appreciation by investing in small-capitalization companies that it believes have above-average earnings growth potential and are available at reasonable valuations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss. Investments in securities that trade in the over-the-counter market tend to involve greater liquidity risk.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in technology and industrials sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.

		Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

		The performance information shown for the Fund’s Service Class shares (formerly shares of Managers Small Cap Fund’s then-sole share class, which were reclassified and redesignated as Service Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 14, 2009. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/13 (Service Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.71% (2nd Quarter 2009) Worst Quarter: -24.25% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
AMG Frontier Small Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	862
10 Years	rr_ExpenseExampleYear10	1,886
1 Year	rr_AverageAnnualReturnYear01	41.20%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
AMG Frontier Small Cap Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	1,609
2004	rr_AnnualReturn2004	10.59%
2005	rr_AnnualReturn2005	10.80%
2006	rr_AnnualReturn2006	15.82%
2007	rr_AnnualReturn2007	7.46%
2008	rr_AnnualReturn2008	(34.90%)
2009	rr_AnnualReturn2009	32.37%
2010	rr_AnnualReturn2010	29.78%
2011	rr_AnnualReturn2011	(7.47%)
2012	rr_AnnualReturn2012	12.91%
2013	rr_AnnualReturn2013	41.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.25%)
1 Year	rr_AverageAnnualReturnYear01	41.54%
5 Years	rr_AverageAnnualReturnYear05	20.50%
10 Years	rr_AverageAnnualReturnYear10	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception
AMG Frontier Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	597
10 Years	rr_ExpenseExampleYear10	$ 1,325
1 Year	rr_AverageAnnualReturnYear01	41.89%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
AMG Frontier Small Cap Growth Fund | Return After Taxes on Distributions | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.69%
5 Years	rr_AverageAnnualReturnYear05	19.66%
10 Years	rr_AverageAnnualReturnYear10	9.31%
Since Inception	rr_AverageAnnualReturnSinceInception
AMG Frontier Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.27%
5 Years	rr_AverageAnnualReturnYear05	16.56%
10 Years	rr_AverageAnnualReturnYear10	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception
AMG Frontier Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	43.30%
5 Years	rr_AverageAnnualReturnYear05	22.58%
10 Years	rr_AverageAnnualReturnYear10	9.41%
Since Inception	rr_AverageAnnualReturnSinceInception	19.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010

[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.37%, 0.37% and 0.12%, respectively.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.55%, 1.30% and 1.05%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.